Related party transactions - Education and management service provided to related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of related party [Line Items]
Total	¥ 17,822	¥ 8,045	¥ 30,081
Operation And Management Service Provided To Managed Schools [Member]
Disclosure of related party [Line Items]
Revenue from rendering of services, related party transactions	11,452	4,622	25,203
Ming Kang Hui Supermarket Service Fee [Member]
Disclosure of related party [Line Items]
Revenue from rendering of services, related party transactions	¥ 6,370	¥ 3,423	¥ 4,878